Operating Lease Obligations - Schedule of Lease Obligation Maturity (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
2022	$ 157,800
2023	131,500
Total payments	289,300
Less: imputed interest	(37,733)
Total obligation	251,567
Less: current portion	128,673
Non-current capital leases obligations	$ 122,894